Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
38.	RELATED PARTY TRANSACTIONS

a)	Except for the transactions detailed in note 29 to the consolidated financial statements, the Group did not have any transactions with related parties during the years ended December 31, 2022, 2023 and 2024.

b)	Compensation of key management personnel of the Group:

	For the years ended December 31
	2022	2023	2024	2024
	RMB	RMB	RMB	US$

Short term employee benefits and fees	21,168	20,118	19,059	2,611
Equity-settled share-based payment expenses	3,690	1,763	625	86
Post-employment benefits	911	986	977	134

Total	25,769	22,867	20,661	2,831